Variable Interest Entities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total assets	$ 3,425,741	$ 3,626,324
Total liabilities	261,638	217,897
Net profit (loss)	580,990	(241,010)	$ 347,912
Operating [Member]
Revenue	1,010,435	919,172	1,085,454
Net profit (loss)	(152,156)	(2,111,710)	$ 160,216
Balance Sheet [Member]
Total assets	3,123,702	2,997,148
Total liabilities	$ 187,111	$ 92,243